Intangible Assets and Work-in- Progress (Details) - Schedule of work-in-progress - TINGO, INC. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Work-in-Progress (Details) - Schedule of work-in-progress [Line Items]
January 1, 2021	$ 207,968,849,000	$ 207,968,849,000
Additions			$ 200,157,284
Forex translation difference	(15,256,797,000)	$ (16,652,011)	(882,679)
Closing balance — September 30, 2021	$ 192,712,052,000		$ 207,968,849,000